                                                                               .
                                                                               .
                                                                               .

                                                              Rule 497(e)
                                                              File No. 033-61810
                                                                       333-00295



             SUPPLEMENT DATED JUNE 19, 2007 TO THE PROSPECTUS DATED
            MAY 1, 2007 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS GROWTH & INCOME FUND

    Effective June 19, 2007, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Ark Asset Management Co., Inc. with respect to the Growth & Income Portfolio and entered into a new Investment Subadvisory Agreement with BlackRock Financial Management, Inc. ("BlackRock").

    BlackRock, a Delaware corporation, is an indirect wholly-owned subsidiary of BlackRock Inc., a premier provider of global investment management and risk management products, with $1.125 trillion in assets under management as of December 31, 2006. BlackRock is a registered investment adviser organized in 1994. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

    Fred Herrmann and David Byrket are responsible for the day-to-day supervision of the Growth & Income Portfolio on behalf of BlackRock. Mr. Hermann is a Managing Director and portfolio manager, is co-head of BlackRock's quantitative equity team, and is a member of the Equity Investment Strategy Group. Prior to joining BlackRock in 2003, Mr. Herrmann served as Managing Director, portfolio manager and co-head of the Quantitative Equities Group at Weiss, Peck & Greer. Mr. Byrket is a Managing Director and portfolio manager, is co-head of BlackRock's quantitative equity team, and is a member of the Equity Investment Strategy Group. Prior to joining BlackRock in 2003, Mr. Byrket served as Managing Director, portfolio manager and co-head of the Quantitative Equities Group at Weiss, Peck & Greer.

    Aronson+Johnson+Ortiz, L.P. and Goldman Sachs Asset Management, L.P. will continue to serve as subadvisers to the Growth & Income Portfolio in addition to BlackRock.

DIVERSIFIED INVESTORS EQUITY GROWTH FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with Ark Asset Management Co., Inc. with respect to the Equity Growth Portfolio and entered into a new Investment Subadvisory Agreement with OFI Institutional Asset Management, Inc. ("OFII") and with Wellington Management Company, LLP ("Wellington Management").

    OFII is a subsidiary of OppenheimerFunds, Inc. OFII has been registered with the Securities and Exchange Commission as an investment adviser since 2001. The principal business address of OFII is 2 World Financial Center, 225 Liberty Street, New York, New York 10281-1008.

    David E. Schmidt is the Portfolio Manager responsible for the day-to-day supervision of the Equity Growth Portfolio on behalf of OFII. Mr. Schmidt is the Chief Investment Officer -- Quantitative Equities at OFII, and has been with a firm acquired by OFII since 1994 and with OFII since 1999.

    Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of May 31, 2007, Wellington Management had investment management authority over approximately $603 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

    Paul E. Marrkand, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as the Portfolio Manager for the Equity Growth Portfolio since June 2007 and for clients of Wellington Management for the past two years. Mr. Marrkand joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, he was a managing director of the US All/Mid Cap Growth Team at Putnam Investments (1987-2005).

    Marsico Capital Management, LLC will continue to serve as a subadviser to the Equity Growth Portfolio in addition to OFII and Wellington Management.

DIVERSIFIED INVESTORS SMALL-CAP VALUE FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Small-Cap Value Portfolio and entered into a new Investment Subadvisory Agreement with OFI Institutional Asset Management, Inc. ("OFII"). Mesirow Financial Investment Management, Inc. will continue to serve as subadviser to the Small-Cap Value Portfolio in addition to OFII.

    David E. Schmidt is the Portfolio Manager responsible for the day-to-day supervision of the Small-Cap Value Portfolio on behalf of OFII. Information about OFII and the background of Mr. Schmidt is described above under "Diversified Investors Equity Growth Fund."

DIVERSIFIED INVESTORS SPECIAL EQUITY FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Special Equity Portfolio. INVESCO Institutional (N.A.), Inc., Mazama Capital Management, Inc., RS Investment Management Co., LLC, and Wellington Management Company, LLP will continue to serve as subadvisers to the Special Equity Portfolio.

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

    The Diversified Investors Strategic Allocation Funds entered into an amendment to the Investment Advisory Agreement with Diversified under which the annual investment advisory fee payable to Diversified was lowered from 0.20% to 0.10%. Because Diversified had previously committed to waive 0.10% of its advisory fee, the net expenses of the Diversified Investors Strategic Allocation Funds will not change as a result of this amendment.

    The Fund Fees and Expenses table on page 50 of the Prospectus is hereby revised as follows:

-------------------------------------------------------------------------------------------------
                                        SHORT/
                         SHORT         INTERMEDIATE    INTERMEDIATE   INTERMEDIATE/    LONG
SHAREHOLDER FEES        HORIZON        HORIZON         HORIZON        LONG HORIZON    HORIZON
(fees paid              STRATEGIC      STRATEGIC       STRATEGIC      STRATEGIC       STRATEGIC
directly from your      ALLOCATION     ALLOCATION      ALLOCATION     ALLOCATION      ALLOCATION
investment)              FUND            FUND           FUND            FUND           FUND
-------------------------------------------------------------------------------------------------
Maximum Sales Charge
  (Load) Imposed on
  Purchases                None            None           None            None           None
-------------------------------------------------------------------------------------------------
Maximum Deferred
  Sales Charge
  (Load)                   None            None           None            None           None
-------------------------------------------------------------------------------------------------
Maximum Sales Charge
  (Load) Imposed on
  Reinvested
  Dividends                None            None           None            None           None
-------------------------------------------------------------------------------------------------
Redemption Fee             None            None           None            None           None
-------------------------------------------------------------------------------------------------
Exchange Fee               None            None           None            None           None
-------------------------------------------------------------------------------------------------
ANNUAL FUND
  OPERATING EXPENSES
  (expenses that are
  deducted from Fund
  assets) as a % of
  average net
  assets(1)
-------------------------------------------------------------------------------------------------
Advisory Fee               0.10%           0.10%          0.10%           0.10%          0.10%
-------------------------------------------------------------------------------------------------
Distribution (12b-1
  Fees)                    None            None           None            None           None
-------------------------------------------------------------------------------------------------
Other Expenses
-------------------------------------------------------------------------------------------------
  Administrative
    Services Fee           None            None           None            None           None
-------------------------------------------------------------------------------------------------
  Miscellaneous
    Expenses               None            None           None            None           None
-------------------------------------------------------------------------------------------------
  Acquired Fund Fees
    and Expenses(2)        1.00%           1.04%          1.08%           1.13%          1.18%
-------------------------------------------------------------------------------------------------
Total Other Expenses       1.00%           1.04%          1.08%           1.13%          1.18%
-------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
  OPERATING EXPENSES       1.10%           1.14%          1.18%           1.23%          1.28%
-------------------------------------------------------------------------------------------------

(1) Based on estimated expenses for the current fiscal year.

(2) Each Strategic Allocation Fund bears its pro rata share of the fees and expenses (including advisory and Rule 12b-1 fees) of the underlying Funds in which it invests as reflected under Acquired Fund Fees and Expenses.

Form No. 2891 (rev. 06/07)                                      33-61810
                                                               333-00295

                                                              Rule 497(e)
                                                              File No. 033-61810
                                                                       333-00295



             SUPPLEMENT DATED JUNE 19, 2007 TO THE PROSPECTUS DATED
          MAY 1, 2007 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL GROWTH & INCOME FUND

    Effective June 19, 2007, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Ark Asset Management Co., Inc. with respect to the Growth & Income Portfolio and entered into a new Investment Subadvisory Agreement with BlackRock Financial Management, Inc. ("BlackRock").

    BlackRock, a Delaware corporation, is an indirect wholly-owned subsidiary of BlackRock Inc., a premier provider of global investment management and risk management products, with $1.125 trillion in assets under management as of December 31, 2006. BlackRock is a registered investment adviser organized in 1994. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022.

    Fred Herrmann and David Byrket are responsible for the day-to-day supervision of the Growth & Income Portfolio on behalf of BlackRock. Mr. Hermann is a Managing Director and portfolio manager, is co-head of BlackRock's quantitative equity team, and is a member of the Equity Investment Strategy Group. Prior to joining BlackRock in 2003, Mr. Herrmann served as Managing Director, portfolio manager and co-head of the Quantitative Equities Group at Weiss, Peck & Greer. Mr. Byrket is a Managing Director and portfolio manager, is co-head of BlackRock's quantitative equity team, and is a member of the Equity Investment Strategy Group. Prior to joining BlackRock in 2003, Mr. Byrket served as Managing Director, portfolio manager and co-head of the Quantitative Equities Group at Weiss, Peck & Greer.

    Aronson+Johnson+Ortiz, L.P. and Goldman Sachs Asset Management, L.P. will continue to serve as subadvisers to the Growth & Income Portfolio in addition to BlackRock.

DIVERSIFIED INSTITUTIONAL EQUITY GROWTH FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with Ark Asset Management Co., Inc. with respect to the Equity Growth Portfolio and entered into a new Investment Subadvisory Agreement with OFI Institutional Asset Management, Inc. ("OFII") and with Wellington Management Company, LLP ("Wellington Management").

    OFII is a subsidiary of OppenheimerFunds, Inc. OFII has been registered with the Securities and Exchange Commission as an investment adviser since 2001. The principal business address of OFII is 2 World Financial Center, 225 Liberty Street, New York, New York 10281-1008.

    David E. Schmidt is the Portfolio Manager responsible for the day-to-day supervision of the Equity Growth Portfolio on behalf of OFII. Mr. Schmidt is the Chief Investment Officer -- Quantitative Equities at OFII, and has been with a firm acquired by OFII since 1994 and with OFII since 1999.

    Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of May 31, 2007, Wellington Management had investment management authority over approximately $603 billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

    Paul E. Marrkand, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has served as the Portfolio Manager for the Equity Growth Portfolio since June 2007 and for clients of Wellington Management for the past two years. Mr. Marrkand joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, he was a managing director of the US All/Mid Cap Growth Team at Putnam Investments (1987-2005).

    Marsico Capital Management, LLC will continue to serve as a subadviser to the Equity Growth Portfolio in addition to OFII and Wellington Management.

DIVERSIFIED INSTITUTIONAL SMALL-CAP VALUE FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Small-Cap Value Portfolio and entered into a new Investment Subadvisory Agreement with OFI Institutional Asset Management, Inc. ("OFII"). Mesirow Financial Investment Management, Inc. will continue to serve as subadviser to the Small-Cap Value Portfolio in addition to OFII.

    David E. Schmidt is the Portfolio Manager responsible for the day-to-day supervision of the Small-Cap Value Portfolio on behalf of OFII. Information about OFII and the background of Mr. Schmidt is described above under "Diversified Institutional Equity Growth Fund."

DIVERSIFIED INSTITUTIONAL SPECIAL EQUITY FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Special Equity Portfolio. INVESCO Institutional (N.A.), Inc., Mazama Capital Management, Inc., RS Investment Management Co., LLC, and Wellington Management Company, LLP will continue to serve as subadvisers to the Special Equity Portfolio.

Form No. 3155 (rev. 06/07)                                              33-61810
                                                                       333-00295

                                                              Rule 497(e)
                                                              File No. 033-61810
                                                                       333-00295



                     SUPPLEMENT DATED JUNE 19, 2007 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007 OF
                     THE DIVERSIFIED INVESTORS FUNDS GROUP
                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS GROWTH & INCOME FUND
DIVERSIFIED INSTITUTIONAL GROWTH & INCOME FUND

    Effective June 19, 2007, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with Ark Asset Management Co., Inc. with respect to the Growth & Income Portfolio and entered into a new Investment Subadvisory Agreement with BlackRock Financial Management, Inc. ("BlackRock").

    Fred Herrmann and David Byrket are responsible for the day-to-day supervision of the Growth & Income Portfolio on behalf of BlackRock. As of March 31, 2007, each member of the BlackRock team managed assets for (i) five other registered investment companies having approximately $3.6 billion in total assets (BlackRock's advisory fee was not based on performance for any of such registered investment companies), (ii) one other pooled investment vehicle having approximately $12 million in total assets (BlackRock's advisory fee was not based on performance of this pooled investment vehicle), and (iii) 14 other accounts having approximately $538 million in total assets (with BlackRock's advisory fee being based on performance for one of such accounts, which had approximately $102 million in total assets).

    Additional information regarding BlackRock's financial arrangements with its portfolio managers is provided beginning on page 52 of the Statement of Additional Information.

    As of April 30, 2007, neither Mr. Herrmann nor Mr. Byrket beneficially owned securities in any of the Funds that invest in the Growth & Income Portfolio.

DIVERSIFIED INVESTORS EQUITY GROWTH FUND
DIVERSIFIED INSTITUTIONAL EQUITY GROWTH FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with Ark Asset Management Co., Inc. with respect to the Equity Growth Portfolio and entered into a new Investment Subadvisory Agreement with OFI Institutional Asset Management, Inc. ("OFII") and with Wellington Management Company, LLP ("Wellington Management").

    OFII is a subsidiary of OppenheimerFunds, Inc. OFII has been registered with the Securities and Exchange Commission as an investment adviser since 2001. The principal business address of OFII is 2 World Financial Center, 225 Liberty Street, New York, New York 10281-1008.

    David E. Schmidt is the Portfolio Manager responsible for the day-to-day supervision of the Equity Growth Portfolio on behalf of OFII.

    As of March 31, 2007, the Portfolio Manager managed assets for (i) two other registered investment companies having approximately $1.34 billion in total assets (with none of OFII's advisory fees being based on performance for such registered investment companies), (ii) five other pooled investment vehicles having approximately $80 million in total assets (with OFII's advisory fee being based on performance for one of such pooled investment vehicles, which had approximately $70 million in total assets), and (iii) 57 other accounts having approximately $2.38 billion in total assets (with OFII's advisory fee being based on performance for 8 of such accounts, which had approximately $380 million in total assets).

    The Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment objectives and strategies of the other funds or accounts are the same as, or different from, the Portfolio's investment objectives and strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by OFII have the same management fee. If the management fee structure of another fund or account is more advantageous to OFII than the fee structure of the Portfolio, OFII could have an incentive to favor the other fund or account. However, OFII's compliance procedures and Code of Ethics recognize its fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, the Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Portfolio, or he may manage funds or accounts with different investment objectives and strategies.

    Under OFII's compensation program for its portfolio managers and portfolio analysts, their compensation is based on the investment performance results of the funds and accounts they manage, as well as the financial success of OFII. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. OFII's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of March 31, 2007, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OFII's holding company parent. Senior portfolio managers may also be eligible to participate in OFII's deferred compensation plan.

    To help OFII attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of OFII and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Portfolio's portfolio assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts currently managed by the Portfolio Manager is the same as the compensation structure of the Portfolio, described above.

    As of April 30, 2007, Mr. Schmidt did not beneficially own securities in any of the Funds that invest in the Equity Growth Portfolio.

    Paul E. Marrkand is responsible for the day-to-day supervision of the Equity Growth Portfolio on behalf of Wellington Management. As of March 31, 2007, Mr. Marrkand managed assets for (i) two other registered investment companies having approximately $3.1 billion in total assets (with Wellington Management's advisory fee being based on performance for one of such registered investment companies, which had approximately $2.9 billion in total assets), and (ii) one other pooled investment vehicle having approximately $2.7 million in total assets (with none of Wellington Management's advisory fees being based on performance of such pooled investment vehicle).

    Additional information regarding Wellington Management's financial arrangements with its portfolio managers is provided beginning on page 66 of the Statement of Additional Information.

    As of March 31, 2007, Mr. Marrkand did not beneficially own securities in any of the Funds that invest in the Equity Growth Portfolio.

DIVERSIFIED INVESTORS SMALL-CAP VALUE FUND
DIVERSIFIED INSTITUTIONAL SMALL-CAP VALUE FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Small-Cap Value Portfolio and entered into a new Investment Subadvisory Agreement with OFI Institutional Asset Management, Inc. ("OFII").

    David E. Schmidt is the Portfolio Manager responsible for the day-to-day supervision of the Small-Cap Value Portfolio on behalf of OFII. Information about OFII and Mr. Schmidt is described above under "Diversified Investors Equity Growth Fund/Diversified Institutional Equity Growth Fund."

    As of April 30, 2007, Mr. Schmidt did not beneficially own securities in any of the Funds that invest in the Small-Cap Value Portfolio.

DIVERSIFIED INVESTORS SPECIAL EQUITY FUND
DIVERSIFIED INSTITUTIONAL SPECIAL EQUITY FUND

    Effective June 19, 2007, Diversified terminated its Investment Subadvisory Agreement with EARNEST Partners, LLC with respect to the Special Equity Portfolio. INVESCO Institutional (N.A.), Inc., Mazama Capital Management, Inc., RS Investment Management Co., LLC, and Wellington Management Company, LLP will continue to serve as subadvisers to the Special Equity Portfolio.

Form No. 3157 (rev. 06/07)                                              33-61810
                                                                       333-00295